Significant Accounting Policies - Additional Information (Detail)					3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 18, 2024	May 31, 2023 USD ($)	Nov. 10, 2022 shares	Apr. 30, 2021 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($)	Jun. 30, 2023 shares	Dec. 31, 2022	Jun. 30, 2021 Segment
Additional uncertain tax provisions | $								$ 0
Number of operating segments | Segment								1				1
Number of reportable segments | Segment								1
Reverse stock split			50
Reverse stock split, description					As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.			As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split, shares			50
Minimum [Member]
Property and equipment useful life								3 years
Maximum [Member]
Property and equipment useful life								7 years
Restricted Stock Units [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding						2,000		66,000		78,000
Series C Preferred Share Warrants [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding						1,000		42,000		42,000
Series C Convertible Preferred Shares [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding						7,000		235,000		245,000
Stock options [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding					6,000	8,000		222,000		198,000
Warrant [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding					17,000	20,000		677,000		713,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Reverse stock split, description	1-for-35
Property, plant and equipment impairment or disposal disclosure							No		No		No
Grant received from department of health and human services | $				$ 400,000
Final Grant Received From Department Of Health And Human Services | $		$ 42,000
Cash balance of federal deposit insurance corporation | $					$ 250,000		$ 250,000		$ 250,000
Uninsured Portion Of Cash | $					$ 18,813,000		$ 18,813,000		$ 3,220,000
Discount rate of probability weighted expected return method					19.68%		19.68%		21.80%